Annual Total Returns- Vanguard Health Care Index Fund (Retail) [BarChart] - Retail - Vanguard Health Care Index Fund - Admiral Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	5.75%	10.57%	19.10%	42.68%	25.42%	7.21%	(3.33%)	23.36%	5.55%	21.97%